Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships	The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023:
Name of related parties	Relationship with the Company
Tu Jingyi (“Mr. Tu”)	Shareholder of the Company
Guardforce AI Technology Limited	Holding Company
Guardforce AI Service Limited	Holding Company
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	Controlled by Mr. Tu
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	Controlled by Mr. Tu
Nanjing Zhongzhi Yonghao Robot Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Nanchang Zongkun Intelligent Technology Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Sichuan Qiantu Guardforce Robot Technology Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
CSF Mingda Technology Co., Ltd	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Qianban Technology Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Guardforce Security Service (Shanghai) Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Guardforce Qiyun Technology Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Yongan Security Alarm System Co., Ltd.	Mr. Tu is the majority shareholder of its ultimate holding company
Guardforce Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Holdings (HK) Limited	Controlled by Mr. Tu’s father
Guardforce TH Group Company Limited	Mr. Tu’s father is the majority shareholder
Guardforce Security (Thailand) Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Aviation Security Company Limited	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Perfekt Technology & System Co., Ltd.	Mr. Tu’s father is the majority shareholder of its ultimate holding company
InnoAI Technology (Shenzhen) Co., Ltd.	Controlled by Jia Lin, President of the Company

Schedule of Amounts Due from Related Parties	Amounts due from related parties:
		As of December 31,
		2023	2022
Guardforce TH Group Company Limited	(c)	$1,804	$894
Guardforce AI Technology Limited	(c)	-	423
Guardforce AI Service Limited	(c)	-	423
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(a)	-	7,312,883
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(b)	2,160,000	7,020,000
Nanjing Zhongzhi Yonghao Robot Co., Ltd.	(c)	-	7,297
Nanchang Zongkun Intelligent Technology Co., Ltd.	(c)	-	7,310
Sichuan Qiantu Guardforce Robot Technology Co., Ltd.	(c)	-	3,777
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd.	(c)	-	144,737
CSF Mingda Technology Co., Ltd	(c)	10,834	11,129
		$2,172,638	$14,508,873
(a)	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited (“CIOT”) comprised of $2,382,592 representing prepayments for the purchase of robots from CIOT, $2,773,560 receivables in connection with the robots returned to CIOT and $481,375 expense paid on behalf of CIOT. On December 31, 2023, the Company made a full allowance for doubtful debts of $5,637,527 on the amount due from CIOT.

(b)

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%) at $2.00 per share. During the year ended December 31, 2022, the Company fully paid the purchase considerations. Cash amount of $2,160,000 was paid and 9,720,000 restricted ordinary shares of the Company were issued. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares. The restricted ordinary shares issued were valued at $0.50 per share, as a result of the 2023 share consolidation, the value became $20 per share, based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei was agreed to be refunded and the shares issued to Shenzhen Kewei were agreed to be returned within 90 days of the signing of the termination agreement. On February 13, 2023, after the 2023 share consolidation, 243,000 restricted ordinary shares amounting to $4,860,000 were returned to and cancelled by the Company.

(c)	Amounts due from these related parties represent business advances for operational purposes. On May 25, 2023 and December 27, 2023, the Company, Mr. Tu and these related parties agreed to offset certain receivable and payable balances.

Schedule of Amounts Due to Related Parties	Amounts due to related parties:
		As of December 31,
		2023	2022
Tu Jingyi	(a)	$152,725	$210,028
Guardforce Holdings (HK) Limited	(b)	43,337	394,016
Guardforce Security (Thailand) Company Limited	(c)	74,429	77,413
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(d)	2,528,916	2,403,555
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.	(e)	63,718	394,151
Shenzhen Qianban Technology Co., Ltd.	(e)	-	99,733
Guardforce Security Service (Shanghai) Co., Ltd.	(e)	35,225	267,764
Shenzhen Guardforce Qiyun Technology Co., Ltd.	(e)	-	189
Shanghai Yongan Security Alarm System Co., Ltd.	(e)	-	21,842
Guardforce Aviation Security Company Limited	(c)	156	-
		$2,898,506	$3,868,691
(a)	Amount due to Tu Jingyi (“Mr. Tu”) represents accrued interest on loans. During the year ended December 31, 2023, the Company repaid $78,863 to Mr. Tu to settle a portion of accrued interest outstanding as of December 31, 2022. Interest accrued for the year ended December 31, 2023 was $21,560.
(b)

As of December 31, 2023, amount due to Guardforce Holdings (HK) Limited represents the interest accrued for the year December 31, 2023. During the year ended December 31, 2023, the Company had fully repaid the outstanding balance as of December 31, 2022, which comprised of $195,398 advances made and $198,618 accrued interests on loans.

(c)	Amounts due to Guardforce Security (Thailand) Company Limited, Guardforce Aviation Security Company Limited and Guardforce Aviation Security Company Limited represent accounts payable for services provided by related parties.
(d)	Amounts due to Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Keiwei”) and its subsidiaries comprised of $2,754,489 representing trade payables for the purchase of robots from a related party and $5,600 expense paid on behalf by a related party, offset with receivable balance of (i) $151,265 from the return of robots to Shenzhen Kewei; (ii) $68,350 robots rental fee charged to Shenzhen Kewei; and (iii) $11,558 expense paid expense paid on behalf of Shenzhen Kewei.
(e)	Amounts due to related parties represent business advances for operational purposes.

Schedule of Short-term Borrowing from a Related Party	Short-term borrowing from a related party:
		As of December 31,
		2023	2022
Guardforce Holdings (HK) Limited	(a)	$1,666,846	$3,148,500
Tu Jingyi	(c)	1,437,303	-
		$3,104,149	$3,148,500
(a)	On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan was $40,458, $27,350 and $54,700, respectively. This loan is classified as short-term borrowing from a related party. Pursuant to the repayment plan provided by Mr. Tu on March 1, 2023, Mr. Tu agreed to waive the Company’s repayment of the borrowings from Guardforce Holdings (HK) Limited and borrowings from Mr. Tu if Mr. Tu is unable to settle the amount due from his controlled entities in full as of December 31, 2023. In execution of the repayment plan, on May 25, 2023, the Company and Mr. Tu made an arrangement to legally offset the Company’s related party payables with the borrowings from Guardforce Holdings (HK) Limited (the “Netting Arrangement”). On May 25, 2023, the principal amount of this loan of $1,068,154 was settled under the Netting Arrangement.
On September 9, 2020, the Company borrowed $413,500 from Guardforce Holdings (HK) Limited. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan was $2,757, $4,135 and $8,270, respectively. On May 25, 2023, the principal amount of this loan of $413,500 was settled under the Netting Arrangement.
(b)	On December 31, 2019, the Company borrowed $1,499,998 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $18,346. The loan is unsecured and it bears an interest rate of 2%. The loan is due on June 30,2025. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan recorded under amount due to related parties was $122, $183 and $14,940, respectively. On May 25, 2023, the principal amount of this loan of $18,346 was settled under the Netting Arrangement.
(c)	On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. The loan is due on June 30, 2025. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan recorded under amount due to related parties was $21,560, $10,780 and $21,560, respectively. Pursuant to the settlement agreement (Note 28), management of the Company plans to repay this loan within 12 months, therefore, this loan is classified as short-term borrowing from a related party.

Schedule of Long-term Borrowings from Related Parties	Long-term borrowings from related parties:
		As of December 31,
		2023	2022
Guardforce Holdings (HK) Limited	(b)	$-	$18,346
Tu Jingyi	(c)	-	1,437,303
		$-	$1,455,649
(a)	On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan was $40,458, $27,350 and $54,700, respectively. This loan is classified as short-term borrowing from a related party. Pursuant to the repayment plan provided by Mr. Tu on March 1, 2023, Mr. Tu agreed to waive the Company’s repayment of the borrowings from Guardforce Holdings (HK) Limited and borrowings from Mr. Tu if Mr. Tu is unable to settle the amount due from his controlled entities in full as of December 31, 2023. In execution of the repayment plan, on May 25, 2023, the Company and Mr. Tu made an arrangement to legally offset the Company’s related party payables with the borrowings from Guardforce Holdings (HK) Limited (the “Netting Arrangement”). On May 25, 2023, the principal amount of this loan of $1,068,154 was settled under the Netting Arrangement.
On September 9, 2020, the Company borrowed $413,500 from Guardforce Holdings (HK) Limited. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan was $2,757, $4,135 and $8,270, respectively. On May 25, 2023, the principal amount of this loan of $413,500 was settled under the Netting Arrangement.
(b)	On December 31, 2019, the Company borrowed $1,499,998 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $18,346. The loan is unsecured and it bears an interest rate of 2%. The loan is due on June 30,2025. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan recorded under amount due to related parties was $122, $183 and $14,940, respectively. On May 25, 2023, the principal amount of this loan of $18,346 was settled under the Netting Arrangement.
(c)	On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. The loan is due on June 30, 2025. For the years ended December 31, 2023, 2022 and 2021, interest expense on this loan recorded under amount due to related parties was $21,560, $10,780 and $21,560, respectively. Pursuant to the settlement agreement (Note 28), management of the Company plans to repay this loan within 12 months, therefore, this loan is classified as short-term borrowing from a related party.

Schedule of Related Party Transactions	Related party transactions:
		For the years ended December 31,
	Nature	2023	2022	2021
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$918,536	$792,499	$763,256
Guardforce Aviation Security Company Limited	(b)	1,643	4,052	5,739
Perfekt Technology & System Co., Ltd.	(c)	-	-	6,850
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(d)	6,178	5,964,199	5,702,103
Shenzhen Kewei Robot Technology Co., Limited – Purchases	(e)	93,633	1,196,450	-
Shenzhen Kewei Robot Technology Co., Limited – ICP	(f)	-	3,000,000	-
InnoAI Technology (Shenzhen) Co., Ltd.	(g)	49,000	-	-
		$1,068,990	$7,823,592	$6,477,948

Service/ Products delivered to related parties:
Guardforce Limited	(h)	-	-	12,846
GF Technovation Company Limited	(h)	231	146,243	98,781
Shenzhen Kewei Robot Technology Co., Limited	(i)	68,594	-	-
		$68,825	$146,243	$111,627
(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
(b)	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.
(c)	Perfekt Technology & System Co., Ltd. provided security equipment to the Company.
(d)	The Company paid $13,219,105 to Shenzhen Intelligent Guardforce Robot Technology Co., Limited for the purchase of robots, in which robots amounting to $4,481,346 had yet to be delivered, and robots amounting to $2,773,560 were returned by the Company.
(e)	The Company paid $1,785,617 to Shenzhen Kewei Robot Technology Co., Limited for the purchase of robots amounting to $1,611,782, in which robots amounting to $415,332 were returned by the Company.
(f)	On February 8, 2022, the Company entered into a Commission Development Agreement with Shenzhen Kewei Robot Technology Co., Limited for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid in 2022 as a one-time lump sum payment upon the execution of the agreement.
(g)	InnoAI Technology (Shenzhen) Co., Ltd. provided ERP and IT support services to the Company.
(h)	The Company sold robots to GF Technovation Company Limited.
(i)	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.

(j)	In late 2023, Mr. Tu and his controlled companies filed various complaints against the Company with the courts in China and Hong Kong as follows: (i) disputes on certain purchase related contracts with Shenzhen Kewei Robot Technology Co., Limited that Mr. Tu claimed for an aggregate amount of $3.32 million; (ii) disputes on certain purchase related contracts with Shenzhen Intelligent Guardforce Robot Technology Co., Limited that Mr. Tu claimed for an aggregate amount of $0.09 million; and (iii) objection to the process on removing Mr. Tu as director for two subsidiaries, namely GFAI Robot Service (Hong Kong) Limited and Guardforce AI (Hongkong) Co., Limited. In November 2023, correspond to the disputes on certain purchase related contracts with Shenzhen Kewei Robot Technology Co., Limited, the court in China froze all the bank accounts of Shenzhen GFAI and Robot Service Shenzhen. The Company has sought legal advice to resolve these legal disputes through mediation. On March 22, 2024, the Company reached a settlement with Mr. Tu, including Mr. Tu agreeing to withdraw all the claims against the Company. On March 27, 2024, Mr. Tu had withdrawn all the claims against the Company, and the freeze on all of the bank accounts of Shenzhen GFAI and Robot Service Shenzhen were lifted on April 2, 2024 (Note 28). Therefore, no provision has been made for these liabilities in the financial statements.